Significant Components of Net Deferred Tax Asset (Liability) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Future benefit reserves	$ 113,361	$ 70,323
Expense accruals	241	132
Total deferred tax assets	113,602	70,455
Deferred tax liabilities:
Deferred acquisition costs	(42,684)	(36,324)
Due and deferred premium	(14)	(6)
Net unrealized gains on investments	(4,763)	(14,497)
Investment income	(32,481)	(6,253)
Total deferred tax liabilities	(79,942)	(57,080)
Net deferred tax asset	$ 33,660	$ 13,375